Summary of Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition (Detail) (Gigaphoton Inc) In Thousands, unless otherwise specified	1 Months Ended
	May 18, 2011 USD ($)	May 18, 2011 JPY (¥)
Consideration
Cash and cash equivalents	$ 91,463	¥ 7,500,000
Fair value of total consideration transferred	91,463	7,500,000
Fair value of Komatsu's equity interest in Gigaphoton held before the business combination	91,463	7,500,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination, Total	182,926	15,000,000
Acquisition-related cost(included in selling, general and administrative expenses)	439	36,000
Recognized amounts of identifiable assets and liabilities assumed
Current assets	181,206	14,859,000
Property, plant and equipment	28,976	2,376,000
Intangible assets	90,549	7,425,000
Other assets	183	15,000
Total assets acquired	300,914	24,675,000
Current liabilities	(95,854)	(7,860,000)
Long-term liabilities	(35,317)	(2,896,000)
Total liabilities assumed	(131,171)	(10,756,000)
Net assets acquired	169,743	13,919,000
Goodwill	13,183	1,081,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total	$ 182,926	¥ 15,000,000